Taxation - Additional Information (Detail) ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Deferred income tax liability				¥ 0
Total unrecorded tax losses carry forwards				789,500	¥ 231,400
Unused tax losses with indefinite life				13,200	6,100
Deferred tax expense (income) relating to origination and reversal of temporary differences				95,100	0
Bottom of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			5.00%
Top of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			10.00%
HONG KONG
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate		16.50%
Provision for income tax				¥ 0	¥ 600
HONG KONG | first HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	8.25%
Assessable profits | $	$ 2
HONG KONG | excess of HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	16.50%
Assessable profits | $	$ 2
PRC
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Average effective tax rate				25.00%	25.00%